Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends and restates in its entirety the Definitive Proxy Statement that was filed by First American Financial Corporation (the “Company”) with the U.S. Securities and Exchange Commission on March 31, 2023 (the “Original Definitive Proxy Statement”) in connection with the Company’s 2023 annual meeting of stockholders on May 9, 2023. This Amendment No. 1 is being filed to include the information with respect to one of the Company’s directors that was omitted due to clerical error under the “Information Regarding the Other Incumbent Directors” section of the Original Definitive Proxy Statement. Except as set forth in this Explanatory Note, this Amendment No. 1 does not revise or update any of the other information set forth in the Original Definitive Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	FIRST AMERICAN FINANCIALCORPORATION
Entity Central Index Key	0001472787